Subsequent Events (Details) - Class A Ordinary Shares [Member] - Subsequent Event [Member]	Feb. 02, 2021 CNY (¥) shares	Feb. 02, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Public offering shares issued	4,938,271	4,938,271
Public offering of shares and warrants	¥ 120,791	$ 18,512